Acquisitions - Schedule of Purchase Price Allocation to Tangible and Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions				9 Months Ended
	Jun. 05, 2024	Mar. 31, 2024	Dec. 27, 2023	Dec. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 811.2		$ 808.5	$ 795.6
LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Goodwill		811.2		808.5	$ 1,289.5	$ 2,764.5
Purchase price consideration	$ 35.0
eOne Acquisition
Business Acquisition [Line Items]
Cash and cash equivalents		54.1
Accounts receivable		298.8
Investment in films and television programs		371.8
Property and equipment		14.0
Intangible assets		4.0
Other assets		168.2
Accounts payable and accrued liabilities		(67.8)
Content related payables		(35.4)
Participations and residuals		(201.9)
Film related obligations		(105.8)
Other liabilities and deferred revenue		(130.5)
Fair value of net assets acquired		369.5
Goodwill		15.6
Purchase price consideration		$ 385.1
Entertainment One Television and Film Business ("eOne")
Business Acquisition [Line Items]
Cash and cash equivalents				54.1
Accounts receivable				293.2
Investment in films and television programs				370.2
Property and equipment				14.0
Intangible assets				4.0
Other assets				172.4
Accounts payable and accrued liabilities				(69.3)
Content related payables				(38.8)
Participations and residuals				(202.9)
Film related obligations				(105.8)
Other liabilities and deferred revenue				(130.9)
Fair value of net assets acquired				360.2
Goodwill				12.9
Purchase price consideration			$ 373.1	373.1
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			54.1	54.1
Accounts receivable			298.8	293.2
Investment in films and television programs			371.8	370.2
Property and equipment			14.0	14.0
Intangible assets			4.0	4.0
Other assets			168.2	172.4
Accounts payable and accrued liabilities			(67.8)	(69.3)
Content related payables			35.4	(38.8)
Participations and residuals			(201.9)	(202.9)
Other liabilities and deferred revenue			(130.5)	(130.9)
Fair value of net assets acquired			369.5	360.2
Goodwill			15.6	12.9
Purchase price consideration			385.1	373.1
Film related obligations			$ (105.8)	$ (105.8)